Off-balance-sheet exposures (Details) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of contingent liabilities [line items]
Contingent liabilities and commitments	€ 297,285
Provision for commitments and guarantees given
Disclosure of contingent liabilities [line items]
Other provisions	855	€ 617
Financial guarantees
Disclosure of contingent liabilities [line items]
Granted guarantees	13,247	14,499
Doubtful guarantees
Disclosure of contingent liabilities [line items]
Granted guarantees	251	254
Bank sureties
Disclosure of contingent liabilities [line items]
Granted guarantees	12,809	14,033
Credit derivatives sold
Disclosure of contingent liabilities [line items]
Granted guarantees	187	212
Loans commitments
Disclosure of contingent liabilities [line items]
Contingent Commitments	210,977	207,671
Doubtful loan commitments
Disclosure of contingent liabilities [line items]
Contingent Commitments	241	81
Other contingent commitments
Disclosure of contingent liabilities [line items]
Contingent Commitments	73,061	64,917
Other Granted Guarantees [Member]
Disclosure of contingent liabilities [line items]
Contingent Commitments	38,383	37,947
Doubtful Other Granted Guarantees [Member]
Disclosure of contingent liabilities [line items]
Contingent Commitments	1,018	991
Other Commitments
Disclosure of contingent liabilities [line items]
Contingent Commitments	34,678	€ 26,970
Doubtful Other Commitments
Disclosure of contingent liabilities [line items]
Contingent Commitments	€ 6